OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities
Other current liabilities consist of the following:

	As of December 31,
	2017	2016
Interest payable	$3,160	$4,683
2014 Japan Restructuring related payables	--	1,793
Tax authorities payables	8,567	10,342
Others	4,159	7,265
	$15,886	$24,083